Consolidated Statements of Changes in Convertible Redeemable Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Issuance Cost	$ 273,740	$ 256,450